UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10523

        Nuveen Virginia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB) August 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 4.3% (3.0% of Total Investments)

	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series
	2005:
$ 1,050	5.250%, 6/01/19	6/15 at 100.00	BBB	$1,090,100
2,700	5.500%, 6/01/26	6/15 at 100.00	BBB	2,814,588

	Education and Civic Organizations - 8.7% (6.0% of Total Investments)
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, National Wildlife	9/09 at 101.00	Aaa	1,077,740
	Federation, Series 1999, 5.375%, 9/01/29 - MBIA Insured
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue	10/13 at 101.00	A3	1,061,210
	Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB	1,606,560
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System,
	Series 2002, 5.375%, 12/01/21
500	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds,	7/11 at 100.00	B2	502,815
	Series 2001C, 6.850%, 7/15/21
275	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AAA	304,142
	6/01/18
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education	No Opt. Call	Aa1	1,107,190
	Financing Program, Series 2004B, 5.000%, 9/01/13
2,000	Winchester Industrial Development Authority, Virginia, Educational Facilities First Mortgage	10/08 at 102.00	AAA	2,145,260
	Revenue Bonds, Shenandoah University, Series 1998, 5.250%, 10/01/28 - MBIA Insured

	Healthcare - 17.2% (12.0% of Total Investments)
1,500	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A2	1,562,550
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35
3,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	AA	3,228,690
	Hospital, Series 2002, 5.250%, 10/01/25 - RAAI Insured
675	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System,	6/12 at 100.00	A3	697,606
	Series 2002B, 5.125%, 6/15/33
1,000	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System	11/12 at 100.00	A-	1,065,150
	Inc., Series 2002A, 5.600%, 11/15/30
1,155	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	1,211,976
	Hospital, Series 2002, 5.250%, 4/01/33
1,000	Medical College of Virginia Hospital Authority, General Revenue Bonds, Series 1998, 5.250%,	7/08 at 102.00	AAA	1,072,920
	7/01/14 - MBIA Insured
1,200	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement	12/11 at 101.00	A	1,309,536
	Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 - ACA Insured
1,000	Prince William County Industrial Development Authority, Virginia, Hospital Facility Revenue	10/08 at 102.00	Aaa	1,065,520
	Refunding Bonds, Potomac Hospital Corporation of Prince William, Series 1998, 5.000%, 10/01/18 -
	FSA Insured
3,915	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System,	7/12 at 100.00	AAA	4,286,142
	Series 2002A, 5.500%, 7/01/20 - MBIA Insured

	Housing/Single Family - 8.6% (6.0% of Total Investments)
7,485	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	7,779,759
	7/01/31 - MBIA Insured

	Long-Term Care - 3.3% (2.3% of Total Investments)
165	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/12 at 100.00	N/R	174,093
	Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31
650	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village,	12/15 at 100.00	N/R	652,197
	Series 2005, 5.625%, 12/01/39
1,350	James City County Industrial Development Authority, Virginia, Residential Care Facility First	3/12 at 101.00	N/R	1,460,066
	Mortgage Revenue Refunding Bonds, Williamburg Landing Inc., Series 2003A, 6.000%, 3/01/23
650	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds,	1/15 at 100.00	N/R	659,555
	Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27

	Materials - 1.8% (1.3% of Total Investments)
165	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding	2/08 at 102.00	Ba3	165,566
	Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (a)
460	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	Ba3	468,096
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative
	Minimum Tax) (a)
1,000	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds,	No Opt. Call	B	987,320
	Smurfit Stone Container Corporation, Series 2005, 5.250%, 6/01/15

	Tax Obligation/General - 38.2% (26.6% of Total Investments)
600	Alexandria, Virginia, General Obligation Bonds, Series 2004B, 5.000%, 6/15/13	No Opt. Call	AAA	668,130
540	Alexandria, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 12/15/11	No Opt. Call	AAA	595,204
1,000	Arlington County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 5/15/16	5/15 at 100.00	AAA	1,117,680
1,750	Chesapeake, Virginia, General Obligation Bonds, Series 2001, 5.500%, 12/01/16	12/11 at 100.00	AA	1,965,215
1,200	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005A, 5.000%,	No Opt. Call	Aaa	1,341,984
	7/01/14
95	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%,	5/12 at 100.00	Aaa	104,390
	5/01/22
1,000	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%,	6/15 at 100.00	Aaa	1,107,700
	6/01/18
1,730	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2001C, 4.500%,	11/11 at 101.00	Aaa	1,814,684
	11/01/17
1,840	Newport News, Virginia, General Obligation Bonds, General Improvement and Water Projects, Series	7/13 at 100.00	AA	1,999,583
	2002A, 5.000%, 7/01/20
1,000	Newport News, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 11/01/22	11/13 at 100.00	AA	1,084,470
565	Portsmouth, Virginia, General Obligation Public Utility Refunding Bonds, Series 2001B, 5.000%,	6/08 at 100.00	AAA	587,306
	6/01/21 - FGIC Insured
1,500	Portsmouth, Virginia, General Obligation Bonds, Series 2003, 5.000%, 7/01/12 - FSA Insured	No Opt. Call	AAA	1,655,280
	Powhatan County, Virginia, General Obligation Bonds, Series 2001:
660	5.000%, 1/15/23 - AMBAC Insured	1/11 at 101.00	AAA	707,012
1,000	5.000%, 1/15/27 - AMBAC Insured	1/11 at 101.00	AAA	1,051,980
1,000	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 - FSA Insured	7/14 at 100.00	AAA	1,086,090
1,000	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/20 - FSA Insured	7/15 at 100.00	AAA	1,096,680

	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A:
2,400	5.000%, 10/01/18	10/12 at 101.00	AA	2,628,576
2,435	5.000%, 10/01/19	10/12 at 101.00	AA	2,668,833
1,280	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002B, 5.000%, 10/01/15	10/12 at 101.00	AAA	1,394,778
	(Alternative Minimum Tax) - FGIC Insured
	Salem, Virginia, General Obligation Public Improvement Bonds, Series 2002:
1,145	5.375%, 1/01/21	1/12 at 100.00	Aa3	1,253,695
1,200	5.375%, 1/01/22	1/12 at 100.00	Aa3	1,313,916
1,260	5.375%, 1/01/23	1/12 at 100.00	Aa3	1,379,612
1,325	5.375%, 1/01/24	1/12 at 100.00	Aa3	1,450,782
1,000	Staunton, Virginia, General Obligation Bonds, Series 2004, 6.250%, 2/01/25 - AMBAC Insured	2/14 at 101.00	AAA	1,206,010
1,500	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%,	6/11 at 101.00	AA+	1,629,615
	6/01/19
1,420	Virginia Beach, Virginia, General Obligation Refunding and Public Improvement Bonds, Series 2002,	3/12 at 100.00	AA+	1,533,444
	5.000%, 3/01/21

	Tax Obligation/Limited - 25.6% (17.8% of Total Investments)
501	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	538,565
	6.750%, 3/01/22
1,000	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%,	6/13 at 102.00	N/R	1,127,340
	6/01/33
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course
	Project, Series 2005A:
210	5.250%, 7/15/25 - ACA Insured	7/15 at 100.00	A	223,379
165	5.500%, 7/15/35 - ACA Insured	7/15 at 100.00	A	176,844
1,800	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public	3/13 at 100.00	AA	1,960,650
	Facility Project, Series 2003, 5.000%, 3/01/19
400	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	7/12 at 100.00	BBB	428,132
	Series 2002D, 5.250%, 7/01/27
455	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	BBB-	493,543
	8/01/29
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AAA	1,101,100
	Facilities, Series 2003B, 5.125%, 8/01/23 - AMBAC Insured
800	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	AA	885,552
	5/01/16
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	No Opt. Call	AA+	1,086,770
	Program, Series 2004A, 5.000%, 2/01/11
1,790	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	2/12 at 100.00	AA+	1,918,612
	Program, Series 2002A, 5.000%, 2/01/22
1,710	Virginia Transportation Board, Transportation Revenue Bonds, Northern Virginia Transportation	5/11 at 100.00	AA+	1,788,814
	District Program, Series 2001A, 5.000%, 5/15/26
	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor Development
	Program, Series 2001B:
1,705	5.000%, 5/15/22	5/11 at 100.00	AA+	1,823,412
1,665	5.000%, 5/15/23	5/11 at 100.00	AA+	1,780,634
1,000	Virginia Transportation Board, Transportation Revenue Bonds, Northern Virginia Transportation	No Opt. Call	AA+	1,110,890
	District Program, Series 2004A, 5.000%, 5/15/14
690	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds,	3/13 at 102.00	N/R	766,983
	Series 2003, 6.375%, 3/01/30
1,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004B, 5.000%, 8/01/11	No Opt. Call	AA+	1,092,350
570	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2004C, 5.000%,	No Opt. Call	AA+	622,640
	8/01/11

2,540	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001B, 5.000%,	8/11 at 101.00	AA+	2,761,513
	8/01/19
1,265	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2001D,	5/10 at 101.00	AA	1,326,213
	5.000%, 5/01/26

	Transportation - 2.2% (1.6% of Total Investments)
1,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A,	10/12 at 100.00	AAA	1,048,820
	5.125%, 10/01/26 (Alternative Minimum Tax) - FGIC Insured
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road,
	Series 1998A:
300	5.250%, 8/15/07	No Opt. Call	BB-	307,692
325	5.500%, 8/15/28	8/08 at 102.00	BB-	339,417
300	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/17	2/11 at 100.00	Aa2	325,461

	U.S. Guaranteed *** - 11.3% (7.9% of Total Investments)
1,000	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 -	11/12 at 102.00	AAA	1,122,460
	FSA Insured
1,000	Fairfax County, Virginia, General Obligation Refunding and Improvement Bonds, Series 2002, 5.000%,	6/10 at 101.00	AAA	1,089,510
	6/01/20 (Pre-refunded to 6/01/10)
195	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002, 5.000%,	4/12 at 100.00	AAA	213,560
	4/01/27 (Pre-refunded to 4/01/12)
445	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%,	5/12 at 100.00	Aaa	494,898
	5/01/22 (Pre-refunded to 5/01/12)
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital
	Center, Series 2002A:
250	6.000%, 6/01/22 (Pre-refunded to 6/01/12)	6/12 at 101.00	BBB***	287,750
600	6.100%, 6/01/32 (Pre-refunded to 6/01/12)	6/12 at 101.00	BBB***	694,170
2,750	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	3,027,723
	10/01/40
1,100	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	7/12 at 100.00	BBB***	1,220,626
	Series 2002D, 5.250%, 7/01/27 (Pre-refunded to 7/01/12)
1,345	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	Aaa	1,509,198
	8/01/29 (Pre-refunded to 2/01/12)
500	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2000A, 5.750%, 8/01/20	8/10 at 100.00	AA+***	558,095
	(Pre-refunded to 8/01/10)

	Utilities - 6.3% (4.4% of Total Investments)
2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	A3	2,266,040
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
3,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	3,392,500
	Insured

	Water and Sewer - 15.8% (10.9% of Total Investments)
805	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002, 5.000%,	4/12 at 100.00	AAA	851,875
	4/01/27
	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds, Series
	2001:
1,000	5.500%, 11/15/17 - FSA Insured	No Opt. Call	AAA	1,162,080
3,000	5.500%, 11/15/19 - FSA Insured	No Opt. Call	AAA	3,528,540
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,130	5.000%, 11/01/18 - FGIC Insured	11/11 at 100.00	AAA	1,224,864
1,190	5.000%, 11/01/19 - FGIC Insured	11/11 at 100.00	AAA	1,289,901
1,450	5.000%, 11/01/23 - FGIC Insured	11/11 at 100.00	AAA	1,557,982
1,525	5.000%, 11/01/24 - FGIC Insured	11/11 at 100.00	AAA	1,638,563

500	Virginia Beach, Virginia, Water and Sewerage System Revenue Bonds, Series 2000, 5.125%, 8/01/14	8/10 at 100.00	AA	540,710
2,250	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Caroline County Public	5/11 at 101.00	AA	2,357,010
	Improvements Project, Series 2001, 5.000%, 5/01/32

$119,191	Total Long-Term Investments (cost $120,769,026) - 143.3%			129,062,377

	Short-Term Investments - 0.3% (0.2% of Total Investments)
300	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	300,000
	Obligations, Series 1985, 2.220%, 12/01/15 - MBIA Insured †

$300	Total Short-Term Investments (cost $300,000)			300,000

	Total Investments (cost $121,069,026) - 143.6%			129,362,377

	Other Assets Less Liabilities - 3.0%			2,708,900

	Preferred Shares, at Liquidation Value - (46.6)%			(42,000,000)

	Net Assets Applicable to Common Shares - 100%			$90,071,277

Forward Swap Contracts outstanding at August 31, 2005:
				Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JPMorgan dated June 21, 2005, to pay semi-annually the notional amount multiplied by 4.833% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United
States Dollar-London Inter-Bank Offered Rates).	$2,500,000	2/09/06	2/09/36	$(44,454)

Agreement with Citibank dated June 30, 2005 to pay semi-annually the notional amount multiplied by 4.699% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United
States Dollar-London Inter-Bank Offered Rates).	700,000	2/27/06	2/27/26	(2,200)

				$(46,654)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(a)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $121,332,941.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$8,386,076
Depreciation	(356,640)

Net unrealized appreciation of investments	$8,029,436

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.